Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

February 14, 2023

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Driehaus Mutual Funds Post-Effective Amendment No. 144 under the Securities Act of 1933 and Amendment No. 147 under Investment Company Act of 1940 (the “Amendment”) File Nos. 333-05265 and 811-07655

To the Commission:

Driehaus Mutual Funds (the “Trust”) is transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Trust’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A (Amendment No. 147 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of reflecting changes to the name, investment objective and principal investment strategies and risks of the Driehaus Emerging Markets Opportunities Fund (the “Fund”). We intend for this Amendment to become effective on April 30, 2023.

For your information, in the coming weeks the Trust intends to file a preliminary proxy statement to seek shareholder approval of the change to the Fund’s investment objective, which is a fundamental policy.

Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser

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